CONVERTIBLE DEBENTURES (Details) - Convertible Debenture (USD $)	Dec. 31, 2015	Jul. 31, 2014	Oct. 31, 2013	Dec. 31, 2015 Convertible Debenture Due January 2015 [Member]	Jul. 31, 2014 Convertible Debenture Due January 2015 [Member]	Jan. 25, 2013 Convertible Debenture Due January 2015 [Member]
CONVERTIBLE DEBENTURES (Details) - Convertible Debenture [Line Items]
Face value of Convertible Debenture due January 2015	$ 1,765,000	$ 1,440,000	$ 325,000			$ 1,765,000
Fair value of embedded conversion feature		(1,670,704)	(164,811)	1,180,000		(1,180,000)
Relative fair value of Convertible Debenture Warrant				214,819		(214,819)
Discount	(1,394,819)			1,394,819	(891,402)	1,394,819
Proceeds attributable to the Convertible Debenture due January 2015	$ 370,181